Average Annual Total Returns - Invesco VRDO Tax-Free Weekly ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays Municipal 1-Year Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal 1-Year Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Municipal 1-Year Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended—Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes) 1 Year		Blended—Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes) 5 Years		Blended—Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	1.15%	0.57%	0.38%	0.68%	0.37%	0.28%	0.68%	0.38%	0.28%	1.35%	[1]	0.78%	[1]	[1]	2.46%	1.20%	1.10%	1.35%	[2]	0.78%	[2]	0.49%	[2]

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of July 30, 2010.
[2]	The Blended—Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index reflects the performance of the Fund’s prior underlying index, Thomson Municipal Market Data VRDO Index for the period prior to August 5, 2010 and the Underlying Index thereafter.